BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of RIKT (Details) - RIKT - RUB (₽) ₽ in Millions	Jun. 30, 2019	Sep. 30, 2019
Disclosure of business combinations
Ownership interest acquired (as a percentage)	97.40%	100.00%
Fair values of the identifiable assets and liabilities acquired
Goodwill	₽ 105
Other intangible assets	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non-current liabilities	(39)
Consideration transferred (in cash)	₽ 360
Amortisation period	12 years